Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Options Granted Using e Monte-Carlo model	The fair values were calculated using the Monte-Carlo model with the following assumptions as of the grant date on June 3, 2021:

As of June 3, 2021
Closing Cano share price as of valuation date	$14.75
Risk-free interest rate	1.68% - 2.0%
Expected volatility	45.0%
Expected dividend yield	0.0%
Expected cost of equity	9.0%

Summary of Activity of Unvested Market Condition Awards Granted	A summary of the status of unvested Market Condition Awards granted under the 2021 Plan from January 1, 2021 through December 31, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	—
Granted	12,831,184	$4.23
Vested	—	—
Forfeitures	(127,486)	4.23

Balance, December 31, 2021	12,703,698	$4.23

Summary of Unvested Restricted Stock Units Activity	A summary of the status of unvested RSUs granted under the 2021 Plan from January 1, 2021 through December 31, 2021 is presented below:

	Shares		Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—		—
Granted	5,188,722	$	$14.20
Vested	—		—
Forfeitures	(21,200)		14.75

Balance, December 31, 2021	5,167,522	$	$14.20